Subsequent Event	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
(29) Subsequent Event

On March 25, 2014, a public auction was held by the Company's controlling shareholder, the Weifang State-owned Assets Operation Administration Company which is a wholly-owned subsidiary of Weifang State-owned Asset Management and Supervision Committee, in order to sell over 6,912,503 (or 52.9%) of the Company’s outstanding ordinary shares it owned. The public auction resulted in the acceptance of a successful bid from an unrelated party, Shandong SNTON Optical Materials Technology Co., Ltd. (the “Bidder”). The Bidder is expected to receive control over 6,912,503 (or 52.9%) of the Company’s outstanding ordinary shares at a price of RMB101,800 (approximately US$16,573) or approximately US$2.40 per ordinary share.

The Bidder is an optical BOPET film manufacturer established in August 2011 with registered capital of RMB260,000 (approximately US$42,328). The parent company of the Bidder is Shandong SNTON Group Co., Ltd., which was founded in January 1987, mainly specializes in metal products, fine chemicals, new materials and real estate development.